Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions		6 Months Ended
	May 31, 2023	Apr. 30, 2023
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility		$ 1,772
2018 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility		$ 170
Events Occurring After Reporting Period [Member]
Disclosure Of Income Taxes [Line Items]
Estimated potential income tax reassessment exposure	$ 100
Canada [member]
Disclosure Of Income Taxes [Line Items]
Estimated potential income tax reassessment exposure	$ 200